Business Combinations - THL Hotel Portfolio (Details) $ in Thousands				3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2018 USD ($)	Jul. 01, 2017 property	Jan. 10, 2017 USD ($)	Mar. 31, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Business Acquisition [Line Items]
Contingent consideration, liability				$ 9,312		$ 8,903	$ 7,419
Total merger consideration			$ 6,720,454				$ 1,102,763	$ 462,341
THL Hotel Portfolio
Business Acquisition [Line Items]
Number of real estate properties acquired in foreclosure | property		148
Decrease in depreciation expense adjustment					$ 1,800
Carrying value of the Company's junior mezzanine loan receivable at the time of foreclosure	$ 310,932
Cash	43,643
Contingent consideration (Note 14)	6,771
Total merger consideration	361,346
Cash	16,188				16,188
Restricted cash	18,479				18,479
Real estate	1,184,447				1,184,447
Real estate held for sale	69,676				69,676
Intangible and other assets	26,711				26,711
Debt	(907,867)				(907,867)
Intangible and other liabilities	(46,288)				(46,288)
Fair value of net assets acquired	$ 361,346				$ 361,346
Maximum
Business Acquisition [Line Items]
Capitalization rate			12.50%
Discount rate				11.00%		11.00%
Maximum | THL Hotel Portfolio
Business Acquisition [Line Items]
Capitalization rate		12.00%
Discount rate		13.50%
Minimum
Business Acquisition [Line Items]
Capitalization rate			4.40%
Discount rate				5.50%		5.50%
Minimum | THL Hotel Portfolio
Business Acquisition [Line Items]
Capitalization rate		7.00%
Discount rate		8.00%
Weighted Average | THL Hotel Portfolio
Business Acquisition [Line Items]
Capitalization rate		8.90%
Discount rate		10.40%